SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended						12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Nov. 01, 2012	Oct. 31, 2012	Dec. 31, 2013 Revenues and purchases [Member]	Dec. 31, 2013 PRC [Member] USD ($)	Dec. 31, 2013 PRC [Member] CNY	Dec. 31, 2013 Non-PRC [Member] USD ($)	Dec. 31, 2013 Non-PRC [Member] CNY	Dec. 31, 2013 Electronic equipment [Member]	Dec. 31, 2013 Other office and warehouse equipment [Member]	Dec. 31, 2013 Other office and warehouse equipment [Member] Minimum [Member]	Dec. 31, 2013 Other office and warehouse equipment [Member] Maximum [Member]	Dec. 31, 2013 Vehicles [Member]	Dec. 31, 2013 Leasehold improvements [Member]	Dec. 31, 2013 Leasehold improvements [Member] Minimum [Member]	Dec. 31, 2013 Leasehold improvements [Member] Maximum [Member]
Accounting Policies [Line Items]
Convenience translation of RMB to USD	6.0537
Estimated useful life												3 years		3 years	8 years	3 years		3 years	5 years
Estimated useful life																	The shorter of the expected life of leasehold improvements of 3-5 years and the lease term
Residual value												0.00%	0.00%			0.00%	0.00%
Difference in income from continuing operations due to changes in accounting estimates			23,490
Difference in net income due to changes in accounting estimates			23,490
Difference in basic earnings per share due to changes in accounting estimates			0.56
Difference in diluted earnings per share due to changes in accounting estimates			0.56
Period of prepaid land lease	50 years	50 years
Gift card, expiration period					3 years	1 year
Shipping charges to customers	7,996	48,407	28,964	19,490
Rebates and promotion fees recorded as a reduction of "cost of revenues"	64,565	390,855	308,162	172,925
Out-bound shipping costs	60,875	368,517	376,987	264,656
Advertising costs	41,308	250,068	185,346	141,773
Government grants recorded to offset marketing expenses				10,000
Government grants received to offset fulfillment expenses	1,652	10,000
Cash, cash equivalents and time deposits								$ 54,694	331,101	$ 145,755	882,358
Concentration risk benchmark							10.00%
Depreciation of the U.S. dollar against RMB	1.89%	1.89%	2.30%
Maximum foreign equity interest in entity with an Internet content distribution business	50.00%	50.00%